REVENUE - Contract Balances and Revenue Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Revenue [abstract]
Contract assets	$ 182		$ 182		$ 584
Contract liabilities	(4,279)		(4,279)		$ (5,100)
Revenue recognized that relates to brought forward contract liabilities	$ 1,145	$ 780	$ 4,310	$ 1,902